Revenues	3 Months Ended
Mar. 31, 2021
Revenue [abstract]
Revenues
12.	REVENUES

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc–silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one to three months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in accounts receivable. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenues.

During the three months ended March 31, 2021, the Company recorded $nil in revenues associated with the toll milling arrangement signed with Hecla Mining Company (March 31, 2020 – $496).

The Company recognized the following amounts related to revenue:

		Three months ended
		March 31	March 31
		2021	2020
	Note	$	$
Concentrate revenues from contracts with customers		9,844	5,591
Provisional pricing adjustments on concentrate sales	18	(63)	(526)
Revenues from toll milling services		-	496
Total revenues		9,781	5,561

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Concentrate revenues:
Silver	6,601	3,078
Lead	1,313	858
Zinc	1,867	1,130
Revenues from toll milling services	-	496
Total revenues	9,781	5,561

The Company has offtake agreements with Trafigura Mexico, S.A. de C.V. (“Trafigura”), a subsidiary within the Trafigura group of companies. Due to the availability of alternative processing and commercialization options for its concentrate, the Company believes it would suffer no material adverse effect if it lost the services of Trafigura.